INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1	$ 1,960	$ 3,244
Additions	41	306
Disposals and write offs	0	(3)
Amortization	(104)	(173)
Impairment	0	(446)
Currency translation	(236)	160
Other	(1)	(2)
Balance as of June 30	$ 1,660	$ 3,086